ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) (USD $)			1 Months Ended
	Jun. 30, 2014 item	Dec. 31, 2013 item	Sep. 03, 2011 Empire
ORGANIZATION AND DESCRIPTION OF BUSINESS
Number of Company's properties contain proven and probable reserves	0	0
Discontinued operations
Sold equity ownership interest in Capital Hoedown (as a percent)			66.67%
Price for the sale			$ 500,000